Discontinued Operations (Details 1) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 01, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss		$ (907,404)	$ (3,519,710)	$ (417,870)	$ (415,423)	$ (4,427,114)	$ (833,293)	$ (10,102,266)	$ (2,907,828)
Impairment loss on digital assets								0	6,125
Digital currency								0	(46,976)
Accounts payable and accrued liabilities						75,043	(53,248)	(32,827)	76,657
Related party advances funding operating expense						2,180	200,836	246,425	155,919
Net Cash provided by Operating Activities						(768,525)	(423,890)	(1,211,764)	(708,450)
Cash, beginning of period			$ 549,755		$ 55,434	549,755	55,434	55,434	5,469
Cash, end of period		$ 546,555		$ 86,144		$ 546,555	$ 86,144	549,755	55,434
Repayments of related party loans using digital currency								$ 0	$ 47,350
April 1,2022 (Member) | Discontinued (Member)
Net loss	$ 13,016
Impairment loss on digital assets	6,125
Depreciation and amortization	15,059
Digital currency	(46,976)
Accounts payable and accrued liabilities	(27)
Related party advances funding operating expense	12,803
Net Cash provided by Operating Activities	0
Change in cash	0
Cash, beginning of period	0
Cash, end of period	0
Repayments of related party loans using digital currency	$ 47,350